Income tax expenses (Tables)	6 Months Ended
Jun. 30, 2024
Income tax expenses
Summary of income tax expenses

	For the six months ended June 30,
(Euro thousands)	2024	2023
Current taxes	(114)	(497)
Deferred taxes	603	226
Income taxes	489	(271)

Summary of effective tax rate

	For the six months ended June 30,
(Euro thousands)	2024	2023
Loss before tax	(69,865)	(71,954)
Total income tax benefits / (expenses)	489	(271)
Effective tax rate	0.70%	(0.38)%